TRADE AND OTHER PAYABLES - Summary of Trade and Other Payables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Payables [Line Items]
Marketing costs	€ 3,000	€ 2,900	€ 2,500
Trade and other current payables [abstract]
Trade accounts payable	1,105	1,057
Accrued customer marketing costs	753	648
Accrued deposits	282	266
Accrued compensation and benefits	269	249
Accrued taxes	273	167
Other accrued expenses	146	146
Trade and other current payables	€ 2,828	€ 2,533
Low
Trade And Other Payables [Line Items]
Trade payables settlement period	30 days
High
Trade And Other Payables [Line Items]
Trade payables settlement period	60 days